Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
For the Computation of Basic Loss [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares	59,281,243	59,219,757
Loss attributed to equity holders of the Company	$ 19,651	$ 59,006
Effect of Potential Dilutive Ordinary Shares (Warrants) [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares		128,111
Loss attributed to equity holders of the Company		$ 11,257
For the Computation of Diluted Loss [Member]
Loss Per Share (Details) - Schedule of number of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares	59,281,243	59,347,868
Loss attributed to equity holders of the Company	$ 19,651	$ 70,263